Summary of significant accounting policies	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies
Summary of significant accounting policies

2. Summary of significant accounting policies

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

Variable interest entity

The consolidated financial statements include the financial statements of the Company, its wholly‑owned subsidiaries, and consolidated VIEs. All intercompany transactions and balances have been eliminated.

The Company, through its wholly-owned foreign invested subsidiary, Beijing WFOE in the PRC, entered into a series of contractual arrangements (“VIE agreements”) with Shenzhen Xiaoying, Beijing Ying Zhong Tong, and Shenzhen Tangren (collectively known as “the VIEs”) and their respective shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs.

As PRC laws and regulations prohibit and restrict foreign ownership of internet value‑added businesses, the Company operates its business, primarily through the VIEs and the subsidiaries of the VIEs.

Despite the lack of technical majority ownership, there exists a parent‑subsidiary relationship between Beijing WFOE and the VIEs through the aforementioned agreements with the nominee shareholders of the VIEs. The following is a summary of the VIE agreements:

(1)	Shareholders’ Voting Rights Proxy Agreement:

Pursuant to the voting rights proxy agreements signed between the VIEs’ nominee shareholders and Beijing WFOE, each nominee shareholder irrevocably appointed Beijing WFOE as its attorney‑in‑fact to exercise on each shareholder’s behalf and all rights that each shareholder has in respect of its equity interest in the VIEs (including but not limited to executing the exclusive right to the voting rights and the right to appoint directors and executive officers of the VIEs). The nominee shareholders cannot revoke the authorization and entrustment as long as the nominee shareholders remain a shareholder of the VIEs. For the arrangements among Beijing WFOE, each of the VIEs other than Shenzhen Beier, and their shareholders, the power of attorney will remain in force for ten years. Unless a thirty‑day notice is given by Beijing WFOE, this agreement shall be automatically renewed for another one year upon its expiration.The arrangement among Beijing WFOE, Shenzhen Beier and its shareholder does not specify its effective term.

(2)	Spouse Consent Agreement

Under the spouse consent agreement, each signing spouse acknowledges that the shares of the VIEs held by the relevant shareholder of the VIEs are the personal assets of such shareholder and not jointly owned by the couple. Each signing spouse also unconditionally and irrevocably gives up his or her rights to such shares and any associated economic rights or interests to which he or she may be entitled pursuant to applicable laws and undertakes not to make any assertion of rights to such shares and the underlying assets. Each signing spouse agrees that he or she will not carry out in any circumstances any conduct that are contradictory to the contractual arrangements and this consent agreement.

(3)	Executive Call Option Agreement:

Pursuant to the exclusive call option agreement entered into between the VIEs’ nominee shareholders and Beijing WFOE, the nominee shareholders irrevocably granted Beijing WFOE a call option to request the nominee shareholders to transfer or sell any part or all of its equity interests in the VIEs, to Beijing WFOE, or their designees. The purchase price of the equity interests in the VIEs shall be equal to the minimum price required by PRC law. Without Beijing WFOE’s prior written consent, the VIEs and its nominee shareholders shall not amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, issue any additional equity or right to receive equity, provide any loans, distribute dividends in any form, etc. For the agreements among Beijing WFOE, each of the VIEs other than Shenzhen Beier, and their shareholders, these arrangements will remain effective for ten years. Unless notified by Beijing WFOE, the parties to these agreements shall extend the term of these agreements for another ten years. The agreement among Beijing WFOE, Shenzhen Beier and its shareholder does not specify its effective term.

(4)	Exclusive Business Cooperation Agreement:

Pursuant to the exclusive business cooperation agreement entered into by Beijing WFOE and the VIEs, Beijing WFOE provides exclusive technical support and consulting services in return for fees based on 100% of the VIE’s total consolidated profit, which is adjustable at the sole discretion of Beijing WFOE. Without Beijing WFOE’s consent, the VIEs cannot procure services from any third party or enter into similar service arrangements with any other third party, except for those from Beijing WFOE. For the agreements between Beijing WFOE and each of the VIEs other than Shenzhen Beier, unless Beijing WFOE terminates these agreements in advance, these agreements will remain effective for ten years. Unless agreed by both parties in writing, this agreement shall be automatically renewed for another ten years upon its expiration. The agreement between Beijing WFOE and Shenzhen Beier will remain effective permanently, unless early erminated by Beijing WFOE in writing pursuant to this agreement or otherwise required by PRC laws.

(5)	Equity Pledge Agreement

Each nominee shareholder of the VIEs has also entered into an equity pledge agreement with Beijing WFOE, pursuant to which each shareholder pledged his/her interest in Beijing WFOE to guarantee the performance of obligations of Beijing WFOE and its shareholders under the exclusive business cooperation agreement, exclusive call option agreement, and shareholders’ voting rights proxy agreement. If the VIEs or any of the nominee shareholder breaches its contractual obligations, Beijing WFOE will be entitled to certain rights and interests regarding the pledged equity interests including the right to dispose the pledged equity interests. None of the nominee shareholders shall, without the prior written consent of Beijing WFOE, assign or transfer to any third party, create or cause any security interest and any liability in whatsoever form to be created on, all or any part of the equity interests it holds in the VIEs. This agreement is not terminated until all of the agreements under the shareholders’ voting rights proxy agreement, exclusive call option agreement and the exclusive business cooperation agreement are fully performed.

The irrevocable power of attorney have conveyed all shareholder rights held by the VIEs’ shareholders to Beijing WFOE or any person designated by Beijing WFOE, including the right to appoint executive directors of the VIEs to conduct day to day management of the VIEs’ businesses, and to approve significant transactions of the VIEs. In addition, the exclusive call option agreement provides Beijing WFOE with a substantive kick‑out right of the VIEs shareholders through an exclusive option to purchase all or any part of the shareholders’ equity interest in the VIEs. In addition, through the exclusive business cooperation agreement, Beijing WFOE demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of the VIEs. The equity pledge agreements further secure the obligations of the shareholders of the VIEs under the above agreements.

Based on these contractual arrangements, the Company consolidates the VIEs in accordance with SEC Regulation S‑X Rule 3A‑02 and Accounting Standards Codification (“ASC”) topic 810 (“ASC 810”), Consolidation.

The Company believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the Group’s and operating licenses;
•	levy fines on the Group;
•	confiscate any of our income that they deem to be obtained through illegal operations;
•	shut down the Group’s services;
•	discontinue or restrict the Group’s operations in China;
•	impose conditions or requirements with which the Group may not be able to comply;
•	require the Group to change corporate structure and contractual arrangements;
•	restrict or prohibit the use of the proceeds from overseas offerings to finance the Group’s PRC consolidated VIEs’ business and operations; and
•	take other regulatory or enforcement actions that could be harmful to the Group’s business.

Consolidated Trusts

As part of the Group's efforts to develop new product offerings for institutional investors, the Group established a business relationship with certain trusts which were administered by third-party trust companies. The trusts were set up to invest solely in the loans facilitated by the Group on its platform to provide returns to the beneficiaries of the trusts through interest payments made by the borrowers. Both direct model and intermediary model are adopted for these trusts. Under direct model, loans are originated from trusts to borrowers while under intermediary model, the Group typically provides credit to the borrowers through one of its consolidated SPVs first and then transfers the loans to the trusts, which issue beneficial interests to the institutional investors. The Group determines to consolidate these trusts as the Group is the primary beneficiary, due to the following reasons: 1. the Group has the power to direct the operating activities of the trusts; 2. the Group absorbs or enjoys the potential residual losses or returns of these trusts. Under intermediary model, the transfer of loans to the Consolidated Trusts are not eligible for sale accounting because the trust is consolidated and the loan transfer is considered an intercompany transaction. The Group further elected to apply fair value option to the loans (at the date of origination) and liabilities to investors to emphasize the relevancy of the accounting information of its consolidated financial statements. That is, the loans are continued to be recorded on the Group's consolidated balance sheets as loans held for investment under "Loans at fair value" and the proceeds received from the investors are recorded as trust liabilities under "Payable to investors at fair value".

During 2018 and 2019, one of the subsidiaries of the Group funded RMB50,000,000 and RMB93,000,000 (US$13,358,614) to loan products facilitated on the Group’s platform through third-party trust companies. The trusts are consolidated by the Group and the underlying loans are recorded on the Group’s consolidated balance sheets as loans held for investment under “Loans at fair value”.

The following financial statement amounts and balances of the Consolidated Trust are included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of
	December 31,	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Assets:
Restricted cash	4,861,491	449,978,760	64,635,405
Loans at fair value	33,417,119	2,782,332,885	399,657,112
Prepaid expenses and other current assets	296,080	37,073,985	5,325,345
Total assets	38,574,690	3,269,385,630	469,617,862
Liabilities:
Payable to investors at fair value of the Consolidated Trusts	—	3,006,349,475	431,835,082
Accrued interest payable	—	39,994,897	5,744,907
Other tax payable	284,564	2,636,517	378,712
Accrued expenses and other liabilities	—	12,682,569	1,821,737
Total liabilities	284,564	3,061,663,458	439,780,438

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net revenue	117,684,121	61,475,364	340,613,941	48,926,131
Net income	43,583,819	41,986,452	227,051,351	32,613,886

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	26,997,889	12,547,230	123,521,027	17,742,685
Net cash provided by (used in) investing activities	48,332,936	676,499,516	(2,684,753,233)	(385,640,672)
Net cash provided by (used in) financing activities	(63,200,000)	(696,800,000)	3,006,349,475	431,835,082

The following financial statement amounts and balances of the VIEs and Consolidated Trusts were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of
	December 31,	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Assets:
Cash and cash equivalents	236,432,366	336,512,754	48,337,033
Restricted cash	5,880,989	449,978,760	64,635,405
Accounts receivable and contract assets, net	1,266,169,464	466,630,408	67,027,264
Loans at fair value	33,417,119	2,782,332,885	399,657,112
Prepaid expenses and other current assets	60,501,113	429,093,130	61,635,372
Deferred tax assets, net	173,287,013	420,822,781	60,447,410
Long-term investments	287,222,720	277,126,560	39,806,740
Property and equipment, net	21,333,636	14,396,986	2,067,998
Intangible assets, net	1,628,117	6,091,145	874,938
Financial guarantee derivative	358,249,913	719,962,262	103,416,108
Loan receivable from Xiaoying Housing Loans, net	128,101,279	89,535,665	12,860,994
Other non-current assets	6,345,345	44,169,105	6,344,495
Total assets	2,578,569,074	6,036,652,441	867,110,869
Liabilities:
Payable to investors at fair value of the Consolidated Trusts	—	3,006,349,475	431,835,082
Guarantee liabilities	19,297,718	11,140,899	1,600,290
Accrued payroll and welfare	23,329,971	22,677,991	3,257,490
Other tax payable	95,184,938	34,725,447	4,987,998
Income tax payable	93,611,597	227,047,349	32,613,311
Accrued expenses and other liabilities	117,547,625	103,479,695	14,863,928
Short-term bank borrowings	198,000,000	—	—
Other non-current liabilities	—	26,683,382	3,832,828
Deferred tax liabilities	47,145,390	688,209	98,855
Total liabilities	594,117,239	3,432,792,447	493,089,782

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net revenue	1,474,934,261	2,168,665,965	2,650,594,409	380,734,064
Net income (loss)	325,182,393	408,242,461	(14,609,225)	(2,098,484)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	(592,979,915)	(243,451,042)	442,501,953	63,561,429
Net cash provided by (used in) investing activities	(10,809,388)	451,499,516	(2,706,673,269)	(388,789,289)
Net cash provided by (used in) financing activities	830,154,156	(498,800,000)	2,808,349,475	403,394,162

The VIEs and Consolidated Trusts contributed 83%,  61% and 86% of the Group’s consolidated revenue for the years ended December 31, 2017, 2018 and 2019 respectively. As of December 31, 2018 and 2019, the VIEs and Consolidated Trusts accounted for an aggregate of 56% and 73% of the consolidated total assets, and 53% and 88% of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs and Consolidated Trusts. However, if the VIEs were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and the PRC statutory reserves. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 14 for disclosure of restricted net assets.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include share‑based compensation, allowance for accounts receivables and contract assets, allocation of considerations under revenue arrangements with various performance obligations, valuation allowance for deferred tax assets, unrecognized tax benefits, the indefinite reinvestment assertion, fair value of guarantee liabilities and financial guarantee derivatives, loans at fair value and payable to investors at fair value of the Consolidated Trusts.

Revenue recognition

The Group provides services as an online marketplace connecting borrowers and investors primarily through the use of two business models. The major products offered by the Group include Xiaoying Credit Loan and Xiaoying Revolving Loan. Xiaoying Credit Loan consists of Xiaoying Card Loan and Xiaoying Preferred Loan products.  Xiaoying Revolving Loan refers to the loans with revolving credit, including Yaoqianhua which was previously named as Xiaoying Wallet. Revenue is the transaction price the Group expects to be entitled to in exchange for the promised services in a contract in the ordinary course of the Group’s activities and is recorded net of value-added tax (“VAT”). The services to be accounted for include loan facilitation service, post-origination service (e.g. cash processing and collection services) and guarantee service.

The first business model (“Direct Model”) involves the Group matching borrowers with investors who directly funds the credit drawdowns to the borrowers. The Group has determined that it is not the legal lender or borrower in the loan origination and repayment process, but acting as an intermediary to bring the lender and the borrower together. Therefore, the Group does not record the loans receivable or payable arising from the loans facilitated between the investors and borrowers on its platform.

The second business model (“Intermediary Model”) involves the Group initially providing credit to borrowers using its own funds through an intermediary and subsequently selling the loans including all of the creditor rights in the loans to external investors on its platform within a short period of time.

Loans facilitated by the Group typically have a term of less than 1 year. For each loan facilitated either through the Direct Model or Intermediary Model, the Group charges a service fee, which is payable by the borrower for all three services provided. No application fee is charged to borrowers or investors. According to the contractual agreement with borrowers, upon the inception of the loan, the Group has the unconditional right to the entire service fee regardless of whether subsequent post‑origination or guarantee services are provided by the Group or timing of repayment of the loan. Since September 2017, for certain Xiaoying Card Loans facilitated, the borrower can early repay the loans with a portion of the monthly service fees for the remaining period being waived. The Group historically charged a portion of service fees upfront for certain products which is deducted from the loan proceeds at loan origination, and the remaining service fees are collected on a monthly basis. The upfront fees collected were RMB520,952,503,  nil and nil during the years ended December 31, 2017, 2018 and 2019, respectively. The Group has stopped charging upfront fees for all products since December 2017 to comply with new regulatory requirements. At contract inception, the Group determines that the collection of service fees is probable based on historical experiences as well as the credit due diligence performed on each borrower prior to loan origination.

In order to be more competitive by providing a certain level of assurance to the investors, for most of the loans facilitated by the Group’s platform, either borrowers or institutional investors are required to directly sign a credit insurance agreement with ZhongAn Online P&C Insurance Co., Ltd (“ZhongAn”) to protect investors against the risk of borrower default. As of December 31, 2018 and 2019, 90% and 77% of loans, respectively, have signed credit insurance agreement with ZhongAn.

In 2016 and January to September 2017, substantially all of the loans facilitated by the Group’s platform are insured by ZhongAn (referred to as the “Old ZhongAn Model”). The Group did not have direct contractual obligation to the investors for defaulted principal and interest during that period. The Group entered into a strategic cooperation agreement with ZhongAn pursuant to which ZhongAn provided insurance to the investors for the loans facilitated by the Group and reimbursed the loan principal and interest to the investor upon borrower’s default. During the aforementioned period, in order to maintain stable business relationship with ZhongAn, although not contractually obligated by the agreement with ZhongAn, the Group at its sole discretion paid ZhongAn for substantially all the defaulted loan principal and interest but have not been subsequently collected. The Group also provides direct guarantee to investors on certain loan products via its consolidated entities. The Group is compensated for this reimbursement from the contractual service fees collected from the borrowers. Given that the Group is at its sole discretion responsible for the uncollected claims paid, the Group effectively took on substantially all of the losses incurred by the investors due to borrowers’ default, the Group deemed the guarantee as a guarantee service to the investors and recognizes a stand ready obligation for its guarantee exposure in accordance with ASC Topic 460, Guarantees.

From September 2017, the Group revised the arrangement with ZhongAn on substantially all of the Xiaoying Credit Loans (referred to as the “New ZhongAn Model”).

For certain Xiaoying Card Loans that were newly facilitated from September 2017, borrowers are required to enter into a guarantee agreement and an insurance agreement with the Group and ZhongAn, respectively, to pay the guarantee fee and insurance fee to the respective party at a pre agreed rate. Upon borrower’s default, ZhongAn reimburses the full loan principal and interest to the investor first, and has the right to recourse to both the borrower and the Group, and the Group’s contractual obligation is at any time it limited to a cap (the ”Cap”) which is the lower of (1) total amount of guarantee fees contractually required to be collected from the borrowers for such loans facilitated during the current period on an aggregated basis, and (2) a certain percentage of the total principal of the loans facilitated stated in an annualized manner, as pre agreed with ZhongAn (the “Rate”). The contractual guarantee fees in (1) is not influenced by default or early repayment of borrowers. The Group has no obligation or intention to compensate ZhongAn for any losses in excess of the contractual obligation. The Rate will be negotiated prospectively at each quarter between the two parties based on the expected default rate. The actual loss in excess of the Cap is absorbed by ZhongAn. ZhongAn ultimately bears substantially all of the credit risk. The Group’s exposure in this arrangement is limited to the default and prepayment risk in relation to the guarantee fee when the Group cannot collect the guarantee fee under the agreement with the borrower on an individual basis but is still obligated to compensate ZhongAn up to the Cap on a pool basis. The Group evaluated the guarantee arrangement pursuant to ASC Topic 815, and concluded that the arrangement meets the definition of a derivative and that it is not eligible for the guarantee scope exception. Therefore, the guarantee is recognized as a derivative liability/asset at fair value and is not accounted for pursuant to ASC Topic 460 or 450. See accounting policy for financial guarantee derivative.

For other Xiaoying Preferred Loan products newly facilitated from September 2017, the borrowers are required to enter into an insurance agreement with ZhongAn only at a rate set by ZhongAn. No separate guarantee agreement is signed by the borrower with the Group and no additional guarantee fee is charged from the borrower. Upon borrower’s default, ZhongAn reimburses the full loan principal and interest to the investor. The Group collects the defaulted amount from borrowers on behalf of ZhongAn but has no obligation and it is no longer the Group’s intention to compensate ZhongAn for the defaulted loan principal and interest not subsequently collected in the future. ZhongAn is fully liable for all the borrower’s credit risk associated with the defaulted principal and interest of the loan. Therefore for these loans, the Group provides loan facilitation and post-origination services but no longer provides guarantee service. The Group does not record guarantee liabilities associated with these loans or corresponding account receivables from guarantee services. Under the Direct Model, the total transaction price is directly allocated to the facilitation service and post-origination service. Under the Intermediary—non-trust model, upon transfer of the loan to third party investors, the Group recognize the difference between (1) the proceeds received from the investors and accounts receivable and (2) the carrying value of the loan as a gain of sale, which effectively represents the service fees earned from facilitation of the loans under Intermediary Model, as the “Loan facilitation service—Intermediary Model” in the consolidated statements of comprehensive income (loss).

Direct Model

The Group has early adopted ASU 2014‑09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified ASC 606 on January 1, 2017 and has elected to apply it retrospectively for the year ended December 31, 2016.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

•	Step 1: Identify the contract (s) with a customer
•	Step 2: Identify the performance obligations in the contract
•	Step 3: Determine the transaction price
•	Step 4: Allocate the transaction price to the performance obligations in the contract
•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Group determines its customers to be both the investors and borrowers. The Group considers the loan facilitation service, guarantee service and post‑origination service as three separate services of which the guarantee service is accounted for in accordance with ASC Topic 460, Guarantees. While the post‑origination service is within the scope of ASC Topic 860, the ASC Topic 606 revenue recognition model is applied due to the lack of definitive guidance in ASC Topic 860. The loan facilitation service and post‑origination service are two separate performance obligations under ASC 606, as these two deliverables are distinct in that customers can benefit from each service on its own and the Group’s promises to deliver the services are separately identifiable from each other in the contract.

The Group determines the total transaction price to be the service fees chargeable from the borrowers, including the guarantee fees charged by the Group under the seperate guarantee agreement with the borrowers for certain type of Xiaoying Card Loans that are newly facilitated since September 2017. The Group’s transaction price includes variable consideration in the form of prepayment risk for certain products. The Group reflects, in the transaction price, the prepayment risk and estimates variable consideration for these contracts using the expected value approach on the basis of historical information and current trends of the prepayment percentage of the borrowers. The transaction price is allocated amongst the guarantee service, if any, and two performance obligations.

The Group first allocates the transaction price to the guarantee liabilities, if any, that is recognized in accordance with either (1) ASC Topic 460, Guarantees which requires the guarantee to be measured initially at fair value based on the stand-ready obligation or (2) ASC Topic 815, which requires the guarantee to be measured initially and subsequently at fair value. Then the remaining considerations are allocated to the loan facilitation services and post-origination services using their relative standalone selling prices consistent with the guidance in ASC 606. For certain loans faciliated since September 2017, the total transaction price is allocated to facilitation service and post-origination service only. The Group does not have observable standalone selling price information for the loan facilitation services or post-origination services because it does not provide loan facilitation services or post-origination services on a standalone basis. There is no direct observable standalone selling price for similar services in the market that is reasonably available to the Group. As a result, the estimation of standalone selling price involves significant judgment. The Group uses an expected cost plus margin approach to estimate the standalone selling prices of loan facilitation services and post origination services as the basis of revenue allocation. In estimating its standalone selling price for the loan facilitation services and post-origination services, the Group considers the cost incurred to deliver such services, profit margin for similar arrangements, customer demand, effect of competitors on the Group’s services, and other market factors.

For each type of service, the Group recognizes revenue when (or as) the entity satisfies the service/performance obligation by transferring a promised good or service (that is, an asset) to a customer. Revenues from loan facilitation are recognized at the time a loan is originated between the investor and the borrower and the principal loan balance is transferred to the borrower, at which time the facilitation service is considered completed. Revenues from post‑origination services are recognized on a straight‑line basis over the term of the underlying loans as the services are provided. Revenues from guarantee services are recognized at the expiry of the guarantee term when there had been no defaults. Except for certain loan products offered since September 2017, the collection of service fees is not conditional on the provision of subsequent post‑origination or guarantee services. The Group charges upfront fees for certain loan products. The upfront fee, if any, is deducted from loan proceeds at origination and the remaining consideration is collected in equal payments on a monthly basis. When the upfront fee is not sufficient to cover the fair value of guarantee liabilities or relative standalone selling price of facilitation services performed, a corresponding accounts receivable or contract asset is recognized (see accounting policy for Accounts receivable and contract assets). The Group has stopped charging upfront fees for all products since December 2017.

Intermediary Model

During the years ended December 31, 2017, to increase matching rate and enhance borrowers’ experience, the Group provides credit to borrowers’ using its own funds first and then transfers the loans (including the creditor rights) to third party investors including individuals, corporations, and institutional funding partners, typically within a few days. The Group does not have intention to retain the loans as investment but to provide temporary funding to bridge the facilitation services such that the borrowers can immediately obtain funds. Due to the limitations imposed by the PRC laws and regulations, the Group appointed several senior management(the “Intermediary”) to act as an intermediary to facilitate such loan facilitation services. Sometimes, the process also involves a special purpose vehicle formed by the Group between the Intermediary and the ultimate third party investor as certain investors may have legal limitation on acquiring loans from individuals. These special purpose vehicles are consolidated by the Group.

During the years ended December 31, 2018 and 2019, the Group cooperate with several micro credit companies who use their own funds to provide credit to borrowers first; the Group provide facilitation and post-origination services for these loans and receive service fee from borrowers. These micro credit companies transfer their rights as creditors shortly to SPVs controlled by the Group at the price of the carrying amount of the outstanding loan principal balance and accumulated accrued interest not paid by the borrowers as of the day on which the creditor’s rights is legally transferred to SPVs. The SPVs usually further transfer their creditor’s rights to third party investors including individual investors, corporations, institutional funding partners in a short period at the price of the carrying amount of the outstanding loan principal balance and the accumulated accrued interest not paid by the borrowers as of the day on which the creditor’s rights is legally transferred to investors. The Group accounts the interests paid by the borrowers during the period of holding the creditor’s rights as the financing income and the fee charged by the micro credit companies, which is proportionate to the loans facilitated as the origination and servicing cost in its consolidated financial statements. In this case, the SPVs are deemed as the Intermediary.

Under the Intermediary business model, the Intermediary acts as an agent for the Group and the Group further provides the funds that are loaned to borrowers. The Group directs the Intermediary in all activities related to the origination of the loans and transfer of the funds to the borrowers. The Group agrees to take predominantly all the risk arising from potential breaches of agreement by the borrowers receiving financing.

Additionally, the Intermediary’s role is restricted to signing agreements with borrowers and investors at the direction of the Group and the Intermediary has no obligation to make any repayment to the investors and never puts his own fund at risk. Consequently, the Intermediary is considered an agent of the Group. Through the Intermediary, the Group provides financing to borrowers on their platform and the loans are initially recorded on the consolidated balance sheet as loans held for sale. These loans carry the same insurance agreement with ZhongAn as loans facilitated under the Direct Model, which is attached to the loan and transfers along with the loan. The Group also charges service fees in the same manner as loans facilitated under the Direct Model.

Intermediary Model—Non‑Trust Model

The transfer of loans (including the creditor rights) to external investors not involving trust structure is accounted for as a true sale under ASC 860 (see accounting policy under “Sales and Transfers of Financial Instruments”). Upon sale, the Group records a guarantee liability in accordance with ASC 460 in relation to the on-going guarantee services to be provided to the investors, consistent with the loans facilitated under the Direct Model. The Group continues to provide post-origination services to the loans subsequent to their sale in the same manner as the Group services the loans facilitated under the Direct Model. No additional service fee is charged. Similar to the loans facilitated under the Direct Model, the Group charges and collects service fees from the borrowers in relation to the transferred loans on a monthly basis. The difference between (1) the proceeds received from the investors and accounts receivable and contract assets (see accounting policy on “Accounts receivable and contract assets and allowance for uncollectible accounts receivable and contract assets”) and (2) the sum of the carrying value of the loans and the fair value of the guarantee liability is recognized as a gain of sale, which effectively represents the service fees earned from facilitation of the loans under Intermediary Model, as the “Loan facilitation service—Intermediary Model” in the consolidated statements of comprehensive income (loss). For certain loans facilitated since September 2017, given the Group no longer provides guarantee services and the Group does not record any guarantee liabilities associated with those loans or related account receivable from guarantee services, the gain of sale is the difference between (1) the proceeds received from the investors and accounts receivable and (2) the carrying value of the loan. The subsequent accounting for post-origination service and guarantee services is consistent with that for loans facilitated under the Direct Model.

Intermediary Model—Trust Model

If the external investors are institutional investors, the transfer of loans under the Intermediary Model often involves transferring the loans to a trust formed and operated by unrelated third party trust companies. The Group consolidates such trusts under the VIE model (see accounting policy on “Consolidated Trusts”). The Group also elects to apply fair value option to these loans at the date of origination. Loans transferred to Consolidated Trusts do not qualify for sales accounting as the transfer is to a consolidated subsidiary. The loans are recorded as “Loans at fair value” in the consolidated balance sheets. The Group recognizes as revenue under “financing income” the service fees and interests charged to the borrowers over the lifetime of the loans using effective interest method.

Loans that were not yet transferred to external investors (other than institutional investors) as of December 31, 2018 and 2019 amounted to RMB632,716,508 and RMB289,553,016 (US$41,591,688) respectively and was recorded in “Loans held for sale” and “Loans receivable from Xiaoying Credit Loans and Xiaoying Revolving Loans” in the consolidated balance sheets.

The online Intermediary Model ceased in April 2017 and the offline Intermediary Model with funding from banking financial institution partners ceased after December 31, 2017 to comply with the promulgated regulatory requirements. The Group continues the operations through the offline Intermediary Model with funding from other partners to the extent permitted under applicable laws and regulations in 2018.

Disaggregation of revenues

All of the Group’s revenue for the years ended December 31, 2017, 2018 and 2019 were generated from the PRC. As the remaining duration of the Group’s performance obligations of the contracts is one year or less, the Group elects to apply the exemption of disclosing the aggregate amount of transaction price allocated to the performance obligations at the end of 31 December, 2017, 2018 and 2019, The following table illustrates the disaggregation of revenue by product the Group offered in 2017, 2018 and 2019:

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2017	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	1,148,688,253	260,278,922	46,670,424	58,258,088	19,172,658	1,533,068,345
Xiaoying Housing Loan	—	16,573,570	278,234	66,723,545	21,410,597	104,985,946
Internet Channel(1)	56,931,619	2,748,428	1,644,517	2,576,028	4,741,527	68,642,119
Other loan products	25,434,861	23,013,543	1,733,489	3,182,488	3,278,355	56,642,736
Other service(2)	—	—	—	—	23,596,047	23,596,047
Total	1,231,054,733	302,614,463	50,326,664	130,740,149	72,199,184	1,786,935,193

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2018	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	2,897,702,061	216,754,528	128,865,000	67,731,784	109,141,168	3,420,194,541
Xiaoying Housing Loan	5,780,118	1,247,846	463,129	8,290,828	9,190,257	24,972,178
Internet Channel(1)	53,874,025	8,760,054	1,182,786	41,253	9,313,276	73,171,394
Other loan products	215,763	1,509,945	732,516	40,096	1,079,296	3,577,616
Other service(2)	—	—	—	—	18,684,315	18,684,315
Total	2,957,571,967	228,272,373	131,243,431	76,103,961	147,408,312	3,540,600,044

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2019	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	1,834,813,952	223,668,549	314,767,947	396,039,771	71,024,093	2,840,314,312
Xiaoying Revolving Loan	63,667,334	13,174,930	8,163,362	12,361,021	9,069,408	106,436,055
Xiaoying Housing Loan	578,598	88,225	132,382	—	264,644	1,063,849
Internet Channel(1)	86,733,843	1,703,032	7,568,757	—	1,890,227	97,895,859
Other loan products	209,616	232,318	62,764	—	10,403	515,101
Other service(2)	—	—	—	—	41,824,819	41,824,819
Total	1,986,003,343	238,867,054	330,695,212	408,400,792	124,083,594	3,088,049,995

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2019	(US$)	(US$)	(US$)	(US$)	(US$)	(US$)
Major products
Xiaoying Credit Loan	263,554,534	32,127,977	45,213,587	56,887,554	10,201,973	407,985,625
Xiaoying Revolving Loan	9,145,240	1,892,460	1,172,594	1,775,550	1,302,739	15,288,583
Xiaoying Housing Loan	83,110	12,673	19,015	—	38,014	152,812
Internet Channel(1)	12,458,537	244,625	1,087,184	—	271,514	14,061,860
Other loan products	30,109	33,370	9,015	—	1,494	73,988
Other services(2)	—	—	—	—	6,007,759	6,007,759
Total	285,271,530	34,311,105	47,501,395	58,663,104	17,823,493	443,570,627
(1)	Represents loans facilitated to borrowers referred by other platforms
(2)

Primarily consists of service fees charged for transferring loans between investors on the Group's online platform, referral service fee for introducing borrowers to other platforms and technology service fees received from ZhongAn for promoting its insurance products on the Group's online platform.

Contract balances

The Group did not enter into contracts with customers that were greater than one year for substantially all products for the years ended December 31, 2017, 2018 and 2019. The Group historically did not record any contract liabilities for both 2018 and 2019 and did not record any contract asset prior to September 2017. For certain Xiaoying Card Loan products facilitated since September 2017, the borrower can early repay the loans in which case a portion of the monthly service fees for the remaining period is waived. The Group does not have unconditional right to the consideration at the loan inception and records a corresponding contract asset when recognizing revenue from facilitation service. The contract asset will not be reclassified to a receivable given that the right to invoice and the payment due date is the same date. Since 2018, the Group determined that the consideration for these loan products to no longer be probable that substantially all of the consideration will be collected from its customers, therefore no contract assets were recognized. Revenue for these loan products are recognized when the collection of consideration becomes probable.

The contract assets as of December 31, 2018 and 2019 are nil and nil respectively. Remaining unsatisfied performance obligations as of December 31, 2017, 2018 and 2019 pertained to post-origination service in the amount of RMB32,704,036,  RMB103,023,734 and RMB106,147,877 (US$ 15,247,189) respectively. All remaining unsatisfied performance obligations would be recognized as revenue in the subsequent year. The revenues recognized in 2017, 2018 and 2019 from performance obligations satisfied (or partially satisfied) in prior periods are nil, RMB3,390,633 and RMB2,240,572 (US$ 320,292), respectively.

Incentives to investors

To expand its market presence, the Group provides incentives to investors in a variety of forms that either reduces the amount of investment required to purchase financial products or entitles them to receive higher interest rates in the products they purchase. During the relevant incentive program period, the Group sets certain thresholds for the investor to qualify to enjoy the incentive. Such incentives are accounted for as a reduction of revenue in accordance with ASC 606.

Financing income

Financing income consists primarily the financing fees the Group charges for the loans facilitated through the Consolidated Trusts, including interest income and service fees generated from providing loan facilitation, guarantee and post‑origination services to the investors of the Consolidated Trusts and are recorded as revenue over the life of the underlying financing using the effective interest method. Financing income also includes interest income from loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans and loans held for sale that have not yet been transferred to external investors under the Intermediary Model.

Other revenue

Other revenue primarily includes penalty fees for loan prepayment and late payment, administration fee for transferring loans between investors on the Group’s platform, commission fees for introducing borrowers to other platforms, membership fee and commission fees from Xiaoying Online Mall. The penalty fees, which are fees paid to the Group, will be received as a certain percentage of past due amounts in the case of late payments or a certain percentage of interest over the prepaid principal loan amount in the case of prepayment. Penalty fees are contingency-based variable considerations and constrained by the occurrence of delinquency or prepayment. They are recognized when the uncertainty associated with the variability is resolved, that is, when the underlying event occurs. The administration fees for transferring loans between investors and commission fees for introducing borrowers to other platforms are recognized when the obligation is fulfilled and is confirmed by the other platforms. Membership fee, which are fees paid to the Group when registered members purchase certain benefits on the platform, are recognized ratably over the terms of the membership packages as our performance obligation is satisfied over time.

Xiaoying Online Mall  launched in March 2019 is a product that provides loan installments to our individual customers enabling them to purchase goods online. The loan installment revenue is recognized as loan facilitation revenue and post origination revenue. The gross amount of product sales and related costs or the net amount earned is recorded as commissions. The Group was evaluated as an agent and its obligation is to facilitate third parties in fulfilling their performance obligation for specified goods or services, revenues should be recognized in the net amount for the amount of commission which the Group earns in exchange for arranging for the specified goods or services to be provided by other parties. Revenue is recorded net of value-added taxes.

The Group is also entitled to technology service fees every month from ZhongAn for promoting its insurance products on the online financing platform. The service fees are recognized ratably during the period of the services.

Sales and transfers of financial instruments

Sales and transfers of financial instruments are accounted under authoritative guidance for the transfers and servicing of financial assets and extinguishment of liabilities. Specifically, a transfer of a financial asset, a group of financial assets, or a participating interest in a financial asset is accounted for as a sale only if all the following conditions are met:

1.	The financial assets are isolated from the transferor and its consolidated affiliates as well as its creditors;
2.	The transferee or beneficial interest holders have the right to pledge or exchange the transferred financial assets; and
3.	The transferor does not maintain effective control of the transferred asset.

Under the Intermediary Model, the Group, through its Intermediary, facilitates credits to borrowers and subsequently transfers the loans (including the creditor rights) to third party investors at face value within a short period of time.

When the loan (including the creditor rights) is transferred, the transferee becomes the direct counterparty to the borrower and the legal record holder of the loan upon transfer. The transfer is accounted for as a sale, as (1) the transferred loans are considered legally isolated from the assets of the Group and its creditors even in the bankruptcies under the PRC laws and regulations, (2) the investors (transferees) can freely pledge or exchange the transferred loans, and (3) the Group does not maintain effective control over the transferred loans. The cash flows related to the origination and transfer of these loans are presented as “Origination of loans held for sale” and “Sale of loans held for sale”, respectively, within operating cash flows in the consolidated statement of cash flows.

For certain loans facilitated through the Intermediary Model, borrowers are required to pledge properties to one of the Group’s consolidated VIE entities (other than the Intermediary or the SPV conducting the facilitation and transfer of the loan) as collateral for the guarantee that the Group is providing to ZhongAn against borrower’s default. It is a separate arrangement with different counterparties from the loan provided by the Group. While the loan (including creditor’s rights) is transferred to third party investors, the lien remains under the Group’s name and in security for the Group agreeing to provide the guarantee to ZhongAn. The holding of the lien does not affect the creditor’s right in the loan being fully transferred. Provided all aforementioned conditions under sales accounting are met, the transfer of such loans with collateral are accounted for as a sale.

Foreign currency translation

The functional currency of X Financial is in US dollars (“US$”). The functional currency of the Group’s subsidiaries and VIEs in the PRC is Renminbi (“RMB”). The determination of the respective functional currency is based on the criteria stated in ASC 830, Foreign Currency Matters. The Group also uses RMB as its reporting currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Translation gains and losses are recognized in the statements of comprehensive income (loss).

The Company with functional currency of US$ translates its operating results and financial positions into RMB, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component in the statements of comprehensive income (loss).

Guarantee liabilities

The Group has an investor guarantee service which is directly and indirectly provided to the investors. The Group also provides direct guarantee to investors on certain loan products via its consolidated entities. If a borrower defaults, the Group makes its best efforts to collect the default loan. The Group directly or indirectly makes payment to the defaulted principal and interest to each investor. Under the Old ZhongAn Model, prior to September 2017, ZhongAn initially reimbursed the loan principal and interest to the investor upon the borrower’s default. In order to maintain stable business relationship with ZhongAn, although not contractually obligated, the Group at its sole discretion compensated ZhongAn for substantially all loan principal and interest default but not subsequently collected. At the inception of each loan, the Group recognizes the guarantee liability at fair value in accordance with ASC 460‑10, which incorporates the expectation of potential future payments under the guarantee and takes into both non‑contingent and contingent aspects of the guarantee. Subsequent to the loan’s inception, the guarantee liability is composed of two components: (i) ASC Topic 460 component; and (ii) ASC Topic 450 component. The liability recorded based on ASC Topic 460 is determined on a loan by loan basis and it is reduced when the Group is released from the underlying risk, i.e. as the loan is repaid by the borrower or when the investor is compensated in the event of a default. This component is a stand‑ready obligation which is not subject to the probable threshold used to record a contingent obligation. When the Group is released from the stand‑ready liability upon expiration of the underlying loan, the Group records a corresponding amount as “Other revenue” in the consolidated statement of comprehensive income. The other component is a contingent liability determined based on probable loss considering the actual historical performance and current conditions, representing the obligation to make future payouts under the guarantee liability in excess of the stand‑ready liability, measured using the guidance in ASC Topic 450. The ASC Topic 450 contingent component is determined on a collective basis and loans with similar risk characteristics are pooled into cohorts for purposes of measuring incurred losses. The ASC 450 contingent component is recognized as part of operating expenses in the consolidated statement of comprehensive income. At all times the recognized liability (including the stand‑ready liability and contingent liability) is at least equal to the probable estimated losses of the guarantee portfolio.

The Group measures its guarantee liabilities at inception at fair value based on the Group's expected payouts and also incorporating a markup margin. As the Group’s guarantee liabilities are not traded in an active market with readily observable prices, the Group applies a discounted cash flow methodology to measure the fair value of guarantee liabilities. The significant unobservable inputs used include expected future payout and discount rate. The expected future payouts were estimated based on expected default rates and collection rates for each product type, taking into consideration of historical loss experiences for both contingent and noncontingent elements. The expected future payouts take into account missed payments initially compensated by ZhongAn within two business days from borrowers’ payment due date. The expected collection rate of defaulted loans incorporates the proceeds from liquidiation of underlying collateral that would be expected to cover the payouts under the guarantee and was based on the average historical collection rate of the Group’s products. These inputs in isolation can cause significant increases or decreases in fair value. Increase in the expected default rates can significantly increase the fair value of guarantee liabilities; conversely a decrease in the expected default rates can significantly decrease the fair value of guarantee liabilities. The discount rate applied discounted cash flow methodology to present value the projected cash flows which is based on market rates. The Group also estimated the markup margin by looking at several comparable business models. The approximate term of the guarantee service correlates directly with the term of the loan product.

Refer to Note 9 for additional information about guarantee liabilities for the years ended December 31, 2017, 2018 and 2019.

From September 2017, the Group revised the Old ZhongAn Model on Xiaoying Credit Loan products, which is the major product offered by Group. The Group no longer records any guarantee liabilities in accordance with ASC Topic 460 for substantially all Xiaoying Preferred Loans. For most Xiaoying Card Loans, the Group records financial guarantee derivatives in accordance with ASC 815. See accounting policy of revenue recognition and financial guarantee derivatives.

Financial guarantee derivatives

Starting from September 2017, for newly facilitated Xiaoying Credit Loans and Xiaoying Revolving Loans, the Group’s exposure is limited to the contractual guarantee fee that the Group cannot collect under the agreement from the borrower as a result of default or prepayment but are still obligated to compensate ZhongAn based on the contractual guarantee fee up to the pre-agreed cap. See accounting policy in Revenue Recognition. The financial guarantee is accounted for as a derivative under ASC 815 because the financial guarantee scope exemption in ASC 815-10-15-58 is not met. The derivative is remeasured at each reporting period. The change in fair value of the derivative is recorded as a change in fair value of financial guarantee derivatives in the consolidated statements of comprehensive income. The derivative is increased by the guarantee fees collected from the borrowers upon receipt as the Group expects all the fees to be ultimately paid to ZhongAn. When the Group settles the guarantee through performance of the guarantee by making payments to ZhongAn, the Company records a corresponding deduction to the derivative.

The Group uses the discounted cash flow model to value these financial guarantee derivatives at inception and subsequent valuation dates. This discounted cash flow model incorporates assumptions such as the expected delinquency rates, prepayment rate and discount rate. The expected delinquency rate and prepayment rate is estimated by taking into consideration of historical loss experiences. The discount rate is determined based on the market rates. The Group considers that the impact of discount rate to the fair value of financial guarantee derivatives is immaterial. For the loans facilitated after September 2017, the Group estimated at inception that the prepayment risk is immaterial.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1—inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.
•

Level 2—inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model‑based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3—inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair value are therefore determined using model‑based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Cash and Cash Equivalents

Cash and cash equivalents primarily consist of cash on hand and cash in bank which are highly liquid. As of December 31, 2019, cash equivalents were comprised of current deposits and money market funds stated at cost plus accrued interest. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted Cash

Restricted cash consists primarily of cash held by the Consolidated Trusts through segregated bank accounts which can only be used by the trusts to specified activities as stipulated in the trust agreements. Cash in the Consolidated Trusts is not available to fund the general liquidity needs of the Group.

Restricted cash also includes the pledged deposit held at bank as collateral for the issuance of a guarantee letter for our marketing and sponsorship with National Basketball Association of North America.

Accounts receivable and contract assets, and allowance for uncollectible accounts receivable and contract assets

Accounts receivable and contract assets consist of accounts receivable and contract assets from the facilitation, post‑origination and guarantee service in relation to loans facilitated under both Direct and Intermediary Models. Contract assets represent the Group’s right to consideration in exchange for facilitation services that the Company has transferred to the customer before payment is due. The Group only recognizes accounts receivable and contract assets to the extent that the Group believes it is probable that they will collect substantially all of the consideration to which it will be entitled in exchange for the services transferred to the customer.

Accounts receivable and contract assets from facilitation service is stated at the historical carrying amount net of write‑offs and allowance for uncollectible accounts. The Group establishes an allowance for uncollectible accounts based on estimates, historical experience of net default rates and other factors surrounding the credit risk of customers  which is essentially the expected net default rates used in determining the fair value of guarantee liabilities under each product type. The profile of the borrowers are similar under each product therefore the Group applies a consistent credit risk management framework to the entire portfolio of borrowers under each product. For individual customers where there is an observable indicator of impairment such as fraud, a specific allowance is provided. The Group evaluates and adjusts its allowance for accounts receivable and contract assets on a quarterly basis or more often as necessary. Uncollectible accounts receivable or contract assets are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when accounts receivable or contract assets are deemed uncollectible.

Accounts receivable from guarantee service is recognized initially at loan inception that corresponds to the guarantee liability recognized. It is accounted for as a financial asset and is measured at fair value of the corresponding guarantee liability at inception. Refer to accounting policy for Guarantee liabilities. The receivable is reduced by the amount of service fees collected each month that is allocated to the guarantee service. At each reporting date, the Group estimates the future cash flows and assesses whether there is any indicator of impairment. If the carrying amount exceeds the expected cash to be received, an impairment loss is recorded and is recorded under provision for contingent guarantee liabilities in the statements of comprehensive income.

The following table presents the accounts receivable and contract assets from facilitation, post‑origination and guarantee services as of December 31, 2018 and 2019, respectively:

	Accounts
	receivable	Accounts
	from	receivable from	Allowance for
	facilitation	post-origination	doubtful
As of December 31, 2018	services	services	accounts	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	1,501,967,864	59,670,931	(206,575,845)	1,355,062,950
Xiaoying Housing Loan	5,183,029	259,181	(119,616)	5,322,594
Internet Channel	17,546,683	466,662	(133,707)	17,879,638
Other products	14,678,225	733,994	(14,384,158)	1,028,061
Total	1,539,375,801	61,130,768	(221,213,326)	1,379,293,243

	Accounts
	receivable	Accounts
	from	receivable from	Allowance for
	facilitation	post-origination	doubtful
As of December 31, 2019	services	services	accounts	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	884,954,449	17,906,149	(185,085,029)	717,775,569
Xiaoying Revolving Loan	28,961,624	129,661	(7,824,878)	21,266,407
Xiaoying Housing Loan	890,225	44,516	—	934,741
Internet Channel	31,169,383	8,149	—	31,177,532
Other products	—	—	—	—
Total	945,975,681	18,088,475	(192,909,907)	771,154,249

	Accounts
	receivable	Accounts
	from	receivable from	Allowance for
	facilitation	post-origination	doubtful
As of December 31, 2019	services	services	accounts	Total
	US$	US$	US$	US$
Xiaoying Credit Loan	127,115,753	2,572,057	(26,585,802)	103,102,008
Xiaoying Revolving Loan	4,160,077	18,625	(1,123,973)	3,054,729
Xiaoying Housing Loan	127,873	6,394	—	134,267
Internet Channel	4,477,202	1,171	—	4,478,373
Other products	—	—	—	—
Total	135,880,905	2,598,247	(27,709,775)	110,769,377

The following tables present the aging of accounts receivable as of December 31, 2018 and 2019 respectively. The Group charges off accounts receivable overdue more than 60 days.

As of December 31, 2018
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	1,473,621,949	44,653,954	43,362,892	1,561,638,795
Xiaoying Housing Loan	5,442,210	—	—	5,442,210
Internet Channel	18,013,345	—	—	18,013,345
Other products	13,048,046	1,187,522	1,176,651	15,412,219
Total	1,510,125,550	45,841,476	44,539,543	1,600,506,569

As of December 31, 2019
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	837,707,889	32,739,296	32,413,413	902,860,598
Xiaoying Revolving Loan	27,661,848	792,577	636,860	29,091,285
Xiaoying Housing Loan	934,741	—	—	934,741
Internet Channel	31,177,532	—	—	31,177,532
Other products	—	—	—	—
Total	897,482,010	33,531,873	33,050,273	964,064,156

As of December 31, 2019
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	US$	US$	US$	US$
Xiaoying Credit Loan	120,329,209	4,702,706	4,655,895	129,687,810
Xiaoying Revolving Loan	3,973,376	113,847	91,479	4,178,702
Xiaoying Housing Loan	134,267	—	—	134,267
Internet Channel	4,478,373	—	—	4,478,373
Other products	—	—	—	—
Total	128,915,225	4,816,553	4,747,374	138,479,152

The following tables present the movement of provision for accounts receivable and contract assets as of December 31, 2018 and 2019 respectively:

	As of	Provision for	Provision for	Charge-off for			Provision for	Provision for	Charge-off for		As of
	January 1,	accounts	contract	accounts	Charge-off for	As of	accounts	contract	accounts	Charge-off for	December 31,
	2018	receivable	asset	receviable	contract assets	December 31, 2018	receivable	asset	receviable	contract assets	2019
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	159,791,649	393,205,248	3,557,738	(335,602,502)	(14,376,288)	206,575,845	230,589,301	—	(252,080,117)	—	185,085,029
Xiaoying Revolving Loan	—	—	—	—	—	—	10,303,996	—	(2,479,118)	—	7,824,878
Xiaoying Housing Loan	418,187	51,241	—	(349,812)	—	119,616	—	—	(119,616)	—	—
Internet Channel	138,592	44,227	—	(49,112)	—	133,707	—	—	(133,707)	—	—
Other products	15,451,219	137,956	—	(1,205,017)	—	14,384,158	293,526	—	(14,677,684)	—	—
Total	175,799,647	393,438,672	3,557,738	(337,206,443)	(14,376,288)	221,213,326	241,186,823	—	(269,490,242)	—	192,909,907

	As of	Provision for		Charge-off for
	December 31,	accounts	Provision for	accounts	Charge-off for	As of
	2018	receivable	contract asset	receviable	contract assets	December 31, 2019
	US$	US$	US$	US$	US$	US$
Xiaoying Credit Loan	29,672,764	33,122,081	—	(36,209,043)	—	26,585,802
Xiaoying Revoving Loan	—	1,480,076	—	(356,103)	—	1,123,973
Xiaoying Housing Loan	17,182	—	—	(17,182)	—	—
Internet Channel	19,206	—	—	(19,206)	—	—
Other products	2,066,155	42,162	—	(2,108,317)	—	—
Total	31,775,307	34,644,319	—	(38,709,851)	—	27,709,775

Loans held for sale

From time to time, the Group provides credits to borrowers through an intermediary first to enhance borrowers’ service satisfaction and transfers the loans to third party investors on its platform immediately thereafter (typically within a short period of time). These loans are accounted for as held for sale at lower of cost or fair value, as the Group has a clear marketing plan to transfer these loans to external investors, mainly personal investors through our P2P platform and does not have intention to hold loans for the foreseeable future. During the period presented, the direct origination costs were inconsequential and were expensed as incurred. As at December 31, 2019, the Group reclassified loans held for sale to loans receivables from Xiaoying Credit Loans and Xiaoying Revolving loans after reassessing its intent and ability to transfer these loans.

Loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans

For those loans that the Group provides credits to borrowers using its own fund but fail to have certain marketing plans to transfer, they are accounted for as loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans at amortized cost.

Loans and payable to investors of Consolidated Trusts

The Group has elected the fair value option for the loan assets and liabilities of the Consolidated Trusts that otherwise would not have been carried at fair value. Such election is irrevocable and is applied to financial instruments on an individual basis at initial recognition. The Group estimates the fair value of loans and payable using a discounted cash flow valuation methodology by discounting the estimated future net cash flows using an appropriate discount rate. The future net cash flows are estimated based on contractual cash flows, taking into consideration of estimated delinquency rate, prepayment rate and collection rate of the loans, and the pre-determined Rate of the Group’s guarantee exposure for certain products. Changes in fair value of loans and payable to investors are reported net as recorded in “Fair value adjustments related to Consolidated Trusts” in the consolidated statement of comprehensive income. See Note 3 for further disclosure on financial instruments of the Consolidated Trusts for which the fair value option has been elected.

Loan receivable from Xiaoying Housing Loans, net

The Group directly or indirectly guarantees on borrowers’ defaults to the investors of Xiaoying Housing Loan products and obtains a collateral from the borrowers for such guarantees. Upon default of the loan, the Group compensates the investor or ZhongAn for defaulted loan principal and interest and obtains the creditor’s right of the underlying loan. The payout amount in relation to the original guarantee provision provided at loan inception was recorded as a deduction of guarantee liability, reflected in net payouts in the guarantee liabilities rollforward. The remaining payout amount in relation to the acquisition of the creditor’s right of the underlying loan is recorded as loan receivable upon payment of compensation in “Loan receivable from Xiaoying Housing Loans” in the consolidated balance sheets as the collection cycle typically will be more than one year. No loan receivables are recorded at loan inception.

Loan receivable from Xiaoying Housing Loans is recorded based on the present value of the expected amount to be collected from the exercise of the collateral right, which approximates its acquisition cost. Given the deterioration of the credit related to those loans upon acquisition, the Group determined that those loans are in non-accrual status and should only recognize related service and penalty fees upon cash received in other revenues.

Allowance for loan receivable is established through periodic charges to the provision for loan receivable when the Group believes that the future collection of defaulted loan principal and interest is unlikely. In order to accelerate the collection process, the Group transferred the creditor rights of certain defaulted loans as well as the underlying collateral to third party companies at a discount in 2018 and 2019. The discounted amount was recorded as an allowance for loan receivables which represent the proceedings that the Group expects not able to collect. In addition, the Group also recorded an allowance for the remaining outstanding loans not transferred benchmarked to the discounted amount. The Group also institutes proceedings to collect the payout amount from collaterals.

The outstanding balance of loan receivable from Xiaoying Housing Loans were RMB128,101,279 and RMB89,535,665 (US$12,860,994) as of December 31, 2018 and 2019, respectively. The contractually required payments that are receivable for loans acquired during 2018 and 2019 were RMB184,822,069 and RMB67,668,067 (US$9,719,909), respectively. The outstanding undiscounted balance including the principal, interest, fees, penalties under Xiaoying Housing Loans receivable were RMB195,077,545 and RMB170,806,499 (US$24,534,818), as of December 31, 2018 and 2019, respectively.

The following table presents the movement in provision for loans receivable from Xiaoying Housing Loans for the year ended December 31, 2019.

	Add: Provision for Loans Receivable
As of December 31, 2018	from Xiaoying Housing Loans	Less: Charge-off	As of December 31, 2019
RMB	RMB	RMB	RMB
25,911,367	23,430,641	(1,130,496)	48,211,512

	Add: Provision for Loans Receivable
As of December 31, 2018	from Xiaoying Housing Loans	Less: Charge-off	As of December 31, 2019
US$	US$	US$	US$
3,721,935	3,365,601	(162,386)	6,925,150

Property and equipment, net

Furniture and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight‑line basis over the following estimated useful lives:

Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Motor vehicles	4 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Gains and losses from the disposal are included in ‘Other income (loss), net’.

Intangible assets

Intangible assets with finite lives represent domain name and purchased computer software. These intangible assets are amortized on a straight line basis over their estimated useful lives of the respective assets, which varies from 2‑10 years.

Intangible assets with an indefinite useful life represent the insurance broker license purchased during 2018 and insurance sale on line license authorized in 2019. See Note 6. Intangible assets with an indefinite life is not amortized and is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Impairment of long‑lived assets

Long‑lived assets including intangible assets with definite lives, are assessed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC 360, Property, Plant and Equipment. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group measures the carrying amount of long‑lived assets against the estimated undiscounted future cash flows associated with it. Impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. No impairment loss was recognized for the years ended December 31, 2017, 2018 and 2019. Intangible assets with an indefinite useful life are tested for impairment annually or more frequently, if events or changes in circumstances indicate that they might be impaired accordance with ASC subtopic 350-30, Intangibles-Goodwill and Other: General Intangibles Other than Goodwill("ASC 350-30").

Long‑term investments

The Group accounts for long‑term investments using either the cost or equity method of accounting depending upon whether the Group has the ability to exercise significant influence over investments. As part of this evaluation, the Group considers the participating and protective rights in the investments as well as its legal form.

The Group uses the equity method of accounting for the long‑term investments when the Group has the ability to significantly influence the operations or financial activities of the investee. The Group record the equity method long‑term investments at historical cost and subsequently adjusts the carrying amount each period for share of the earnings or losses of the investee and other adjustments required by the equity method of accounting. Dividends received from the equity method investments are recorded as reductions in the cost of such investments.

The Group records the cost method long‑term investments at historical cost and subsequently record any dividends received from the net accumulated earnings of the investee as income. Dividends received in excess of earnings are considered a return of investment and are recorded as reductions in the cost of the investments.

Long‑term investments are evaluated for impairment when facts or circumstances indicate that the fair value of the long‑term investments is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other‑than‑temporary. The Group reviews several factors to determine whether a loss is other‑than‑temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial condition and near term prospects of the investments; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. During the year ended December 31, 2019, the Group impaired an equity investment in a private entity amounting to RMB12,538,280(US$1,801,011).

During the year ended December 31, 2018, the Group invested RMB225,000,000 in cash for 15% equity interest of a Jiangxi Ruijing Financial Asset Management Co., Ltd. (‘‘Jiangxi Ruijing’’), a PRC based asset management company through a nominee arrangement where the Group obtained all shareholder rights associated with the 15% equity holdings through contractual agreements with the nominal shareholder. Given that the Group has the ability to significantly influence Jiangxi Ruijing, the equity method of accounting was used.

During the year ended December 31, 2017, the Group invested RMB15,000,000 in cash for 10% of the equity interest in private entities. The Group also invested RMB40,000,000 in cash for 40% of the equity interest through nominee arrangement where the Group obtained all shareholder rights associated with the 40% equity holdings through contractual agreements with the nominal shareholder as the Group currently does not meet certain regulatory requirements to directly invest in such investee company. As the Group has significant influence over the two private entities through its representation on the boards, the investments were accounted for using the equity method.

Deposit payable to channel cooperators

The Group co‑operates with selected Fintech and other financial companies by connecting the borrowers referred by those companies to investors on the Group’s platform. As part of the arrangements, the selected companies also provide credit enhancements on the loans facilitated to the borrowers referred by them and are required to pay a certain amount of cash as deposit to the Group, from which the Group is entitled to deduct if they fail to compensate the defaulted loans on a timely basis. Any remaining balance of the deposit is released upon expiry of the co‑operation agreements. As of December 31, 2018 and 2019 the total deposit amount that the Group received from Fintech and other financial companies were RMB134,042,199 and RMB108,923,460 (US$15,645,876) respectively.

Employee defined contribution plan

Full time employees of the Group in the PRC participate in a government mandated multi‑employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Group make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Group has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred were RMB66,739,619,  RMB51,979,823 and RMB53,997,224 (US$7,756,216) for the years ended December 31, 2017, 2018 and 2019 respectively.

Advertising cost

Advertising costs are expensed as incurred in accordance with ASC 720‑35 Other Expense—Advertising costs. Advertising costs were RMB68,838,176,  RMB192,483,874 and RMB64,357,939 (US$9,244,440) for the years ended December 31, 2017, 2018 and 2019 respectively. Advertising costs are included in sales and marketing expense in the consolidated statements of comprehensive income (loss).

Origination and servicing expense

Origination and servicing expense consists primarily of variable expenses and vendor costs, including labor costs, costs related to credit assessment, borrower acquisitions, payment processing services, fees paid to third party collection agencies, as well as interest expense paid to institutional investors of the Consolidated Trusts.

Income taxes

Current taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred taxes are provided using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are recognized for the differences between financial statement carrying amount and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are then evaluated to determine the extent to which they are more likely than not to be realized. In making such a determination, management considers all positive and negative evidence, including future reversals of existing taxable temporary differences and projected future taxable income exclusive of reversing temporary differences and carryforwards. Deferred tax assets are then reduced by a valuation allowance to the amount, in the opinion of management, that is more like than not to be realized.

The Group accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that has a greater than 50 percent likelihood of being realized upon settlement. Interest and penalties on income taxes are classified as a component of  income taxes.

Value added taxes (“VAT”)

The Group is subject to VAT at the rate of 6% and 13% given that they are classified as a general tax payer. VAT is reported as a deduction to revenue when incurred and amounted to RMB 171,842,393, RMB301,758,965 and RMB231,454,037 (US$33,246,292) for the years ended December 31, 2017, 2018 and 2019 respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expense and other liabilities on the consolidated balance sheets.

Segment information

The Group uses management approach to determine operation segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocation of resource and assessing performance.

The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single segment.

All of the Group’s revenue for the years ended December 31, 2017, 2018 and 2019 were generated from the PRC. As of December 31, 2018 and 2019, all of long‑lived assets of the Group were located in the PRC.

As the Group generates all of its revenues in the PRC, no geographical segments are presented.

Leases

The Group adopted ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) from January 1, 2019 by using the modified retrospective method and did not restate the comparable periods. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Group also elected the practical expedient not to separate lease and non-lease components of contracts. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group recognizes an ROU asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. For finance leases, assets are included in property and equipment on the consolidated balance sheets. As most of the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The Group’s leases often include options to extend and lease terms include such extended terms when the Group is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Group is reasonably certain not to exercise those options. Lease expense is recorded on a straight-line basis over the lease term. The ROU assets were recorded as “Other non-current assets”, and the current and non-current portions of the lease liabilities were recorded as “Accrued expenses and other current liabilities” and “Other non-current liabilities” in the Consolidated Balance Sheets.

Upon adoption, the Group recognized ROU assets of RMB65,203,798 (US$9,365,940) and total lease liabilities (including current and non-current) RMB65,203,798 (US$9,365,940) for operating leases as of January 1, 2019. The impact of adopting ASU 2016-02 on the Group’s opening retained earnings and current year net income was insignificant. As of December 31, 2019, the Group recognized operating lease ROU assets of RMB62,265,193 (US$8,943,835) and total lease liabilities RMB62,513,147 (US$8,979,452), including current portion of RMB20,213,223 (US$2,903,448) for operating leases.

The Group’s operating leases mainly related to office facilitates. As of December 31 2019, the weighted average remaining lease term was 1.92 years and the weighted average discount rate was 6.2% for the Group’s operating leases.

Operating lease cost for the year ended 31 December, 2019 was RMB22,660,022(US$3,254,909), which excluded cost of short-term contracts. Short-term lease cost for the year ended 31 December, 2019 was insignificant. For the year ended 31 December, 2019, no lease cost for operating or finance leases was capitalized. Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31, 2019
	RMB	US$
Cash payments for operating leases	21,432,442	3,078,578
ROU assets obtained in exchange for operating lease liabilities	31,958,216	4,590,511

Future lease payments under operating leases as of December 31, 2019 were as follows:

	Operating leases
	RMB	US$
Year ending December 31,
2020	25,351,439	3,641,507
2021	24,794,120	3,561,452
2022	18,945,931	2,721,413
Total future lease payments	69,091,490	9,924,372
Less: Imputed interest	6,578,343	944,920
Total lease liability balance	62,513,147	8,979,452

As of December 31, 2019, additional operating leases that have not yet commenced were immaterial.

Net income (loss) per share

Basic income (loss) per share is computed by dividing net income (loss) attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per share is calculated by dividing net income (loss) attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents of stock options are calculated using the treasury stock method. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti‑dilutive, such as in a period in which a net loss is recorded.

Share‑based compensation

Share‑based payment transactions with employees, such as stock options and restricted stocks, are measured based on the grant date fair value of the awards, with the resulting expense generally recognized on a straight‑line basis in the consolidated statements of income over the period during which the employee is required to perform service in exchange for the award.

Certain risks and concentrations

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, restricted cash, accounts receivable and contract assets, loans held for sale and loans at fair value.

The Group's investment policy requires cash and restricted cash to be placed with high-quality financial institutions and to limit the amount of credit risk from any one issuer. The Group regularly evaluates the credit standing of the counterparties or financial institutions. Accounts receivable and contract assets are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable and contract assets is mitigated through the Group’s consistent credit risk management framework to the entire portfolio of loans in accordance with ASC 450-20.

Credit of loans held for sale and loans at fair value is controlled by the application of credit approval, limit and monitoring procedures.

 No investor represented greater than 10% or more of the total net revenues for the years ended December 31, 2017, 2018 and 2019.

The Company manages current payment risk of guarantee liabilities / financial guarantee derivative through a self-developed risk management model. The rating scale of risk management model takes into account factors such as identity characteristics, credit history, payment overdue history, payment capacity, behavioral characteristics and online social network activity. As of December 31, 2019, most of the loans facilitated by the Group were insured by ZhongAn.

Recent accounting pronouncements

In June 2016, the FASB issued ASU No. 2016‑13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Group’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early application of the pending content that links to this paragraph is permitted for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. After evaluation, the impact of the adoption of this guidance on the Group’s consolidated statements of comprehensive income after tax amounts to RMB17.24 million(US$2.48 million) as of 31 December, 2019 .

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 eliminates, adds and modifies certain disclosure requirements for fair value measurements. The amendments applicable to the disclosures of changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial year of adoption. This ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted, and an entity is also permitted to early adopt any removed or modified disclosures and delay adoption of the additional disclosures until their effective date. After evaluation, the Group considers that the impact of adoption of this guidance on its consolidated financial statements is immaterial.

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes, as part of its initiative to reduce complexity in accounting standards. The amendments in the ASU are effective for fiscal years beginning after December 15, 2020, including interim periods therein. Early adoption of the standard is permitted, including adoption in interim or annual periods for which financial statements have not yet been issued. The Group does not plan to early adopt this ASU. The ASU is currently not expected to have a material impact on the Group's consolidated financial statements.

Translation into United States Dollars

The financial statements of the Group are stated in RMB. Translations of amounts from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB 6.9618, on December 31, 2019, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2019, or at any other rate.